Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2024
Property, Equipment and Software, Net [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

7. PROPERTY, EQUIPMENT AND SOFTWARE, NET

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Office building	51,142	51,142	51,142
Computer and electronic equipment	60,401	51,376	51,547
Furniture and office equipment	13,895	20,849	19,255
Leasehold improvements	9,339	9,013	6,035
Software	53,563	53,633	30,952
Total property and equipment	188,340	186,013	158,931
Accumulated depreciation and amortization	(95,655)	(100,927)	(105,287)
Impairment loss of software	(23,296)	(23,296)	—
Property, equipment and software, net	69,389	61,790	53,644

Depreciation and amortization expense on property, equipment and software for the years ended December 31, 2022, 2023 and 2024 were RMB18,767, RMB11,952 and RMB9,074, respectively.